INCOME TAXES	6 Months Ended
Jun. 30, 2022
INCOME TAXES
INCOME TAXES
12.	INCOME TAXES

BVI

The Company is incorporated in the BVI and conducts its primary business operations through its subsidiaries in the PRC and the U.S. Under the current laws of the BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

PRC

The Group’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Changhe Bio-Medical Technology (Yangzhou) Co., Ltd., Changwei System Technology (Shanghai) Co., Ltd., AnPac Bio-Medical Technology (Shanghai) Co., Ltd. and Shiji (Hainan) Medical Technology Ltd. are entitled to a preferential income tax treatment as they qualify as small and micro-profit enterprises. For the six months ended June 30, 2021, if the annual taxable income of small and micro-profit enterprises does not exceed RMB 1,000, 12.5% shall be included in the taxable income and the enterprise income tax rate shall be 20%; if the annual taxable income exceeds RMB 1,000 but does not exceed RMB 3,000, 50% shall be included in the taxable income and the enterprise income tax shall be paid at the rate of 20%. For the six months ended June 30, 2022, if the annual taxable income of small and micro- profit enterprises does not exceed RMB 1,000, 12.5% shall be included in the taxable income and the enterprise income tax rate shall be 20%; if the annual taxable income exceeds RMB 1,000 but does not exceed RMB 3,000, 25% shall be included in the taxable income and the enterprise income tax shall be paid at the rate of 20%. Under the PRC Income Tax Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15% provided it continues to meet HNTE qualification standards on an annual basis. Changwei System Technology (Shanghai) Co., Ltd. qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2021 to 2023.

Dividends, interests, rent and royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with PRC that provides for a reduced withholding tax rate or an exemption from withholding tax.

12.	INCOME TAXES (CONTINUED)

United States

AnPac US is subject to the U.S. federal corporate income tax at a rate of 21% for the six months ended June 30, 2021 and 2022, respectively. AnPac US is also subject to state income tax in California for the six months ended June 30, 2021 and 2022.

The Group’s loss before income taxes consisted of:

	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Non-PRC	(43,002)	(17,725)	(2,646)
PRC	(14,731)	(33,220)	(4,961)
Total	(57,733)	(50,945)	(7,607)

The current and deferred components of income tax benefit appearing in the consolidated statements of comprehensive income are as follows:

	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Current tax provision	—	(28)	(4)
Deferred tax benefit	44	2,158	322
Total	44	2,130	318

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the six months ended June 30, 2021 and 2022 applicable to the PRC operations to income tax benefit were as follows:

	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Loss before income taxes	(57,733)	(50,945)	(7,607)
Income tax benefit computed at the statutory income tax rate at 25%	14,433	12,736	1,901
Non-deductible expenses	(69)	(2,762)	(412)
International rate differences	(9,387)	(3,402)	(508)
Preferential tax rate differences	(353)	(545)	(81)
Change in valuation allowance	(4,580)	(3,897)	(582)
Income tax benefit	44	2,130	318

12.     INCOME TAXES (CONTINUED)

Deferred Taxes

The significant components of deferred taxes were as follows:

	December 31,	June 30,
	2021	2022	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Deferred tax assets:
Net loss carryforward	40,986	44,428	6,633
Accrued expenses	1,460	1,862	278
Provision for doubtful accounts	1,012	1,064	159
Valuation allowance	(43,458)	(47,354)	(7,070)
Total deferred tax assets.	—	—	—

Deferred tax liabilities:
Long-lived assets arising from acquisitions	(2,158)	—	—
Total deferred tax liabilities.	(2,158)	—	—

The Group operates through several subsidiaries. A valuation allowance is considered for each of the entities.

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2021 and June 30, 2022, each entity within the Group were in cumulative loss position, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of June 30, 2022 the Group had net operating loss carryforwards of RMB166,067 (US$ 24,793) derived from entities in the PRC and the U.S., which can be carried forward per tax regulation to offset future taxable income. The PRC net operating losses of RMB119,616 (US$ 17,858) will expire from 2022 to 2026 if not utilized. The U.S. net operating losses of RMB46,451 (US$ 6,935) can be utilized indefinitely.